Consolidated Statement of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders Equity
Income taxes on share issue costs	$ 3.7
Accumulated other comprehensive income (loss) comprises items that will not be recycled	(9.8)	$ 33.7
Accumulated other comprehensive income comprises items that may be recycled	$ 57.2	$ 25.1